RECEIVABLES (Details Narrative) - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule Of Amounts Receivable
Increase (decrease) in provision for doubtful accounts	$ 11,882	$ 40,409	$ (140,011)